UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:  Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Dynamic Equity Fund (Formerly BlackRock GA Enhanced Equity Fund)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.6%

Australia — 0.6%
Woolworths Group Ltd.	1,387	$29,637

Canada — 3.1%
Agnico Eagle Mines Ltd.	208	9,047
First Capital Realty, Inc.	556	8,683
Franco-Nevada Corp.	318	24,669
Goldcorp, Inc.	956	10,696
RioCan Real Estate Investment Trust	2,873	54,510
Rogers Communications, Inc., Class B	497	26,886
TELUS Corp.	786	27,529

		162,020

China — 0.7%
Agricultural Bank of China Ltd., Class H	77,000	36,456

Denmark — 0.6%
Coloplast A/S, Class B	326	29,780
Pandora A/S	69	2,996

		32,776

France — 0.0%
EssilorLuxottica SA	—	36

Germany — 0.8%
TUI AG	2,736	41,427

Hong Kong — 6.1%
China Mobile Ltd.	7,500	78,880
China Resources Beer Holdings Co. Ltd.	4,000	14,059
CK Infrastructure Holdings Ltd.	7,500	60,554
CLP Holdings Ltd.	6,500	75,706
COSCO SHIPPING Ports Ltd.	6,000	6,263
Link REIT	2,000	21,984
Power Assets Holdings Ltd.	8,500	57,260

		314,706

Ireland — 1.1%
Medtronic PLC	655	57,896

Italy — 1.0%
Snam SpA	10,195	48,685

Japan — 13.0%
Ajinomoto Co., Inc.	1,900	32,898
ANA Holdings, Inc.	700	25,802
Astellas Pharma, Inc.	500	7,419
Benesse Holdings, Inc.	300	7,832
Hankyu Hanshin Holdings, Inc.	700	24,986
Japan Airlines Co. Ltd.	600	21,845
Japan Post Holdings Co. Ltd.	3,900	47,943
Japan Prime Realty Investment Corp.	2	8,157
Japan Real Estate Investment Corp.	4	23,447
Japan Retail Fund Investment Corp.	2	4,103
Kyushu Railway Co.	1,400	47,799
McDonald’s Holdings Co. Japan Ltd.	300	13,278
Mitsubishi Tanabe Pharma Corp.	1,200	18,800

Security	Shares	Value

Japan (continued)
Mizuho Financial Group, Inc.	11,000	$18,055
Nippon Building Fund, Inc.	3	19,411
Nippon Telegraph & Telephone Corp.	700	30,092
Nissan Motor Co. Ltd.	500	4,270
Nissin Foods Holdings Co. Ltd.	600	38,198
Nomura Research Institute Ltd.	100	4,092
NTT DOCOMO, Inc.	3,800	91,302
Ono Pharmaceutical Co. Ltd.	700	15,292
Oracle Corp. Japan	300	21,858
Otsuka Corp.	400	12,947
Otsuka Holdings Co. Ltd.	400	16,406
Sankyo Co. Ltd.	700	27,129
Seven & i Holdings Co. Ltd.	1,000	43,543
United Urban Investment Corp.	15	23,949
Yahoo! Japan Corp.	400	1,081
Yamada Denki Co. Ltd.	4,300	21,175

		673,109

Netherlands — 1.8%
Koninklijke Ahold Delhaize NV	2,126	56,012
NXP Semiconductors NV	434	37,771

		93,783

Singapore — 1.5%
CapitaLand Commercial Trust	4,000	5,599
CapitaLand Mall Trust	35,600	63,573
Singapore Airlines Ltd.	900	6,466

		75,638

South Korea — 1.6%
DB Insurance Co. Ltd.	180	11,241
KT&G Corp.	395	35,172
SK Telecom Co. Ltd.	152	35,189

		81,602

Switzerland — 5.1%
Nestle SA, Registered Shares	1,142	99,564
Roche Holding AG	175	46,556
Swiss Prime Site AG, Registered Shares(a)	607	51,421
Swiss Re AG	570	54,665
Zurich Insurance Group AG	36	11,299

		263,505

Taiwan — 2.3%
Asustek Computer, Inc.	3,000	23,386
Hua Nan Financial Holdings Co. Ltd.	7,000	4,229
Mega Financial Holding Co. Ltd.	21,000	18,333
Synnex Technology International Corp.	11,000	13,745
Taiwan Cooperative Financial Holding Co. Ltd.	68,000	41,243
Taiwan Mobile Co. Ltd.	5,000	17,867

		118,803

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 1.1%
Admiral Group PLC	353	$9,599
Compass Group PLC	166	3,552
GlaxoSmithKline PLC	1,846	35,858
Royal Mail PLC	2,174	7,660

		56,669

United States — 56.2%
Allstate Corp.	480	42,178
Altria Group, Inc.	521	25,711
Ameren Corp.	366	25,378
American Electric Power Co., Inc.	810	64,087
Aon PLC	38	5,937
AT&T, Inc.	1,667	50,110
Automatic Data Processing, Inc.	127	17,760
Bristol-Myers Squibb Co.	1,132	55,887
Broadridge Financial Solutions, Inc.	205	20,670
Burlington Stores, Inc.(a)	83	14,252
C.H. Robinson Worldwide, Inc.	52	4,512
Chevron Corp.	177	20,293
Church & Dwight Co., Inc.	486	31,400
Cisco Systems, Inc.	1,367	64,645
Cognizant Technology Solutions Corp., Class A	501	34,910
Comcast Corp., Class A	538	19,675
CommScope Holding Co., Inc.(a)	1,627	34,021
Consolidated Edison, Inc.	188	14,598
Costco Wholesale Corp.	9	1,932
CVS Health Corp.	541	35,467
Darden Restaurants, Inc.	491	51,521
Dell Technologies, Inc., Class C(a)	104	5,073
Dollar General Corp.	226	26,087
DTE Energy Co.	227	26,729
Duke Energy Corp.	157	13,781
Duke Realty Corp.	348	10,176
eBay, Inc.(a)	533	17,935
Eli Lilly & Co.	162	19,417
Entergy Corp.	618	55,119
Equity Residential	562	40,779
Evergy, Inc.	472	27,055
Eversource Energy	506	35,121
F5 Networks, Inc.(a)	6	966
Fidelity National Financial, Inc.	836	30,230
Fidelity National Information Services, Inc.	59	6,167
Gilead Sciences, Inc.	786	55,028
Harris Corp.	446	68,318
HCA Healthcare, Inc.	280	39,040
HCP, Inc.	1,739	54,848
Home Depot, Inc.	40	7,341
Humana, Inc.	118	36,461
Intel Corp.	839	39,534
International Business Machines Corp.	502	67,479
Johnson & Johnson	336	44,715
Kellogg Co.	256	15,107

Security	Shares	Value

United States (continued)
Kraft Heinz Co.	238	$11,438
L3 Technologies, Inc.	20	3,938
Lockheed Martin Corp.	12	3,476
Lowe’s Cos., Inc.	199	19,136
McDonald’s Corp.	417	74,551
Merck & Co., Inc.	1,150	85,595
Microsoft Corp.	529	55,243
Newmont Mining Corp.	1,592	54,303
NextEra Energy, Inc.	184	32,932
Northrop Grumman Corp.	57	15,706
Occidental Petroleum Corp.	323	21,570
Oracle Corp.	957	48,070
Paychex, Inc.	1,131	80,075
Pfizer, Inc.	985	41,813
Philip Morris International, Inc.	405	31,072
Pinnacle West Capital Corp.	179	15,773
Procter & Gamble Co.	798	76,983
Progressive Corp.	616	41,451
Raytheon Co.	325	53,547
Republic Services, Inc.	791	60,678
Ross Stores, Inc.	41	3,777
Southern Co.	848	41,213
Starbucks Corp.	1,019	69,435
Stryker Corp.	258	45,813
Tapestry, Inc.	791	30,620
Target Corp.	438	31,974
Travelers Cos., Inc.	82	10,294
Tyson Foods, Inc., Class A	91	5,635
UnitedHealth Group, Inc.	18	4,864
Varian Medical Systems, Inc.(a)	414	54,660
Verizon Communications, Inc.	1,719	94,648
Walmart, Inc.	253	24,245
Waste Management, Inc.	1,136	108,681
WEC Energy Group, Inc.	647	47,250
WP Carey, Inc.	493	36,921
Xcel Energy, Inc.	401	20,996
Yum China Holdings, Inc.	109	3,973
Yum! Brands, Inc.	655	61,557

		2,901,356

Total Long-Term Investments — 96.6% (Cost — $4,788,906)		4,988,104

Short-Term Securities — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(b)(c)	184,279	184,279

Total Short-Term Securities — 3.6% (Cost — $184,279)		184,279

Total Investments — 100.2% (Cost — $4,973,185)		5,172,383

Liabilities in Excess of Other Assets — (0.2)%		(11,128)

Net Assets — 100.0%		$5,161,255

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock GA Disciplined Volatility Equity Fund

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,321	156,958	184,279	$184,279	$830	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

HKD	Hong Kong Dollar

INR	Indian Rupee

USD	United States Dollar
Portfolio Abbreviations

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
SGX Nifty 50 Index	3	02/28/19	$65	$744

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	68,619	HKD	536,000	Barclays Bank PLC	04/15/19	$129
INR	7,474,161	USD	105,973	BNP Paribas S.A.	05/13/19	(1,938)

						$(1,809)

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$29,637	$—	$29,637
Canada	162,020	—	—	162,020
China	—	36,456	—	36,456
Denmark	—	32,776	—	32,776
France	—	36	—	36
Germany	—	41,427	—	41,427
Hong Kong	—	314,706	—	314,706
Ireland	57,896	—	—	57,896
Italy	—	48,685	—	48,685
Japan	—	673,109	—	673,109
Netherlands	37,771	56,012	—	93,783
Singapore	—	75,638	—	75,638
South Korea	—	81,602	—	81,602
Switzerland	—	263,505	—	263,505
Taiwan	—	118,803	—	118,803
United Kingdom	—	56,669	—	56,669
United States	2,901,356	—	—	2,901,356
Short-Term Securities	184,279	—	—	184,279

	$3,343,322	$1,829,061	$—	$5,172,383

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$744	$—	$—	$744
Forward foreign currency contracts	—	129	—	129
Liabilities:
Forward foreign currency contracts	—	(1,938)	—	(1,938)

	$744	$(1,809)	$—	$(1,065)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2019, there were no transfers between levels.

5

Schedule of Investments (unaudited) January 31, 2019	BlackRock GA Dynamic Equity Fund (formerly known as BlackRock GA Enhanced Equity Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 94.0%

Australia — 0.3%
Newcrest Mining Ltd.	697	$12,400

Belgium — 0.5%
Anheuser-Busch InBev SA	354	27,047

Brazil — 1.2%
Azul SA — ADR(a)	1,076	32,548
Hapvida Participacoes e Investimentos SA(b)	818	7,680
Notre Dame Intermedica Participacoes SA(a)	2,353	21,664

		61,892

Canada — 2.7%
Enbridge, Inc.	1,230	44,942
Suncor Energy, Inc.	1,170	37,737
TransCanada Corp.	978	41,593
Wheaton Precious Metals Corp.	606	12,766

		137,038

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR	32	893

China — 2.9%
Alibaba Group Holding Ltd. — ADR(a)	292	49,199
Angel Yeast Co. Ltd., Class A	1,100	4,022
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	300	4,251
Kweichow Moutai Co. Ltd., Class A	100	10,323
Luzhou Laojiao Co. Ltd., Class A	600	3,839
New Oriental Education & Technology Group, Inc. — ADR(a)	59	4,545
Ping An Healthcare and Technology Co. Ltd.(a)(b)	2,300	10,895
TAL Education Group — ADR(a)	160	4,965
Tencent Holdings Ltd.	1,100	48,966
Want Want China Holdings Ltd.	4,000	3,242
Wuliangye Yibin Co. Ltd., Class A	400	3,618

		147,865

Czech Republic — 0.1%
CEZ AS	166	4,190

France — 4.0%
AXA SA	779	18,065
Danone SA	980	71,316
Dassault Aviation SA	11	16,380
EssilorLuxottica SA	—	56
Safran SA	299	39,286
Sodexo SA	414	43,098
Unibail-Rodamco-Westfield	85	15,288

		203,489

Germany — 2.6%
Bayer AG, Registered Shares	709	53,739

Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA	836	$43,347
Knorr-Bremse AG(a)	322	31,861

		128,947

Hong Kong — 1.8%
CK Infrastructure Holdings Ltd.	500	4,037
CLP Holdings Ltd.	500	5,823
Hang Lung Properties Ltd.	2,000	4,379
HKT Trust & HKT Ltd.	2,000	2,949
Jardine Matheson Holdings Ltd.	83	5,552
Link REIT	500	5,496
Sino Land Co. Ltd.	2,000	3,597
Sun Hung Kai Properties Ltd.	3,000	50,318
Swire Pacific Ltd., Class A	500	5,922

		88,073

Indonesia — 0.1%
Bank Central Asia Tbk PT	1,800	3,641

Italy — 0.9%
Enel SpA	3,999	24,170
RAI Way SpA(b)	1,951	9,937
Telecom Italia SpA(a)	17,907	9,964

		44,071

Japan — 13.2%
Ajinomoto Co., Inc.	1,400	24,241
Alfresa Holdings Corp.	100	2,756
Alps Alpine Co. Ltd.	68	1,433
Asahi Kasei Corp.	600	6,583
Astellas Pharma, Inc.	1,900	28,193
Canon Marketing Japan, Inc.	100	1,937
Daicel Corp.	400	4,195
Daikin Industries Ltd.	100	10,824
Denso Corp.	700	32,198
Dowa Holdings Co. Ltd.	100	3,204
East Japan Railway Co.	500	46,325
Exedy Corp.	100	2,522
GS Yuasa Corp.	100	2,087
Hino Motors Ltd.	200	2,008
Hitachi Chemical Co. Ltd.	100	1,649
Hoya Corp.	500	29,019
Japan Airlines Co. Ltd.	1,400	50,972
Japan Aviation Electronics Industry Ltd.	200	2,607
Kamigumi Co. Ltd.	100	2,214
Kinden Corp.	400	6,571
Koito Manufacturing Co. Ltd.	400	24,089
Kuraray Co. Ltd.	100	1,538
Mabuchi Motor Co. Ltd.	100	3,508
Maeda Road Construction Co. Ltd.	100	1,947
Medipal Holdings Corp.	100	2,308
Mitsubishi Electric Corp.	2,600	32,717
Murata Manufacturing Co. Ltd.	300	45,065
Nichias Corp.	100	1,734
Nippo Corp.	100	1,909

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock GA Dynamic Equity Fund (formerly known as BlackRock GA Enhanced Equity Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Television Holdings, Inc.	200	$3,142
Nitto Denko Corp.	400	22,626
Okumura Corp.	100	3,160
Olympus Corp.	300	12,306
Rohm Co. Ltd.	200	14,116
Seino Holdings Co Ltd.	100	1,382
Shin-Etsu Chemical Co. Ltd.	500	42,158
Stanley Electric Co. Ltd.	100	2,904
Subaru Corp.	1,700	39,919
Suzuki Motor Corp.	900	46,998
Toagosei Co. Ltd.	200	2,330
Toda Corp.	400	2,558
Tokyo Gas Co. Ltd.	1,200	31,554
Tokyo Steel Manufacturing Co. Ltd.	500	4,222
Toray Industries, Inc.	1,900	14,081
Toyota Industries Corp.	500	24,771
TV Asahi Holdings Corp.	200	3,704
Ube Industries Ltd.	700	15,829
Yamato Kogyo Co. Ltd.	100	2,611

		666,724

Netherlands — 4.1%
ABN AMRO Group NV CVA(b)	935	23,315
Koninklijke Philips NV	1,908	75,223
Royal Dutch Shell PLC, Class B	3,557	110,440

		208,978

Portugal — 0.2%
Jeronimo Martins SGPS SA	167	2,367
NOS SGPS SA	1,063	6,895

		9,262

Singapore — 1.0%
CapitaLand Ltd.	15,600	38,676
ComfortDelGro Corp. Ltd.	2,000	3,471
Singapore Telecommunications Ltd.	1,600	3,597
United Overseas Bank Ltd.	200	3,748

		49,492

South Korea — 1.2%
Coway Co. Ltd.	38	2,864
Doosan Bobcat, Inc.	459	13,727
KT&G Corp.	267	23,774
LG Chem Ltd.	14	4,644
NCSoft Corp.(a)	6	2,527
POSCO	17	4,197
S-Oil Corp.	30	2,825

Security	Shares	Value

South Korea (continued)
SK Telecom Co. Ltd.	16	$3,704

		58,262

Spain — 0.8%
Cellnex Telecom SAU(a)(b)	1,390	39,170

Switzerland — 1.5%
Nestle SA, Registered Shares	866	75,501

Taiwan — 1.5%
Cathay Financial Holding Co. Ltd.	3,000	4,314
Cheng Shin Rubber Industry Co. Ltd.	1,000	1,417
Chunghwa Telecom Co. Ltd.	6,000	21,048
Far EasTone Telecommunications Co. Ltd.	3,000	7,041
Formosa Chemicals & Fibre Corp.	1,000	3,480
Formosa Petrochemical Corp.	1,000	3,551
Formosa Plastics Corp.	1,000	3,347
Fubon Financial Holding Co. Ltd.	3,000	4,399
Hon Hai Precision Industry Co. Ltd.	1,000	2,318
Nan Ya Plastics Corp.	1,000	2,499
Taiwan Mobile Co. Ltd.	3,000	10,720
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	7,418
Uni-President Enterprises Corp.	2,000	4,739

		76,291

Thailand — 0.4%
Advanced Info Service PCL, Foreign Registered Shares	800	4,639
Intouch Holdings PCL, Class F	2,200	3,820
PTT Global Chemical PCL, Foreign Registered Shares	1,800	3,918
Siam Cement PCL, Foreign Registered Shares	300	4,501
Thai Oil PCL, Foreign Registered Shares — NVDR	1,100	2,535

		19,413

United Arab Emirates — 0.5%
NMC Health PLC	793	26,845

United Kingdom — 2.7%
GW Pharmaceuticals PLC — ADR(a)	32	4,568
HSBC Holdings PLC	3,997	33,656
Kingfisher PLC	6,906	20,175
Liberty Global PLC, Class A(a)	819	19,983
Vodafone Group PLC	32,317	58,939

		137,321

United States — 49.8%
Air Products & Chemicals, Inc.	342	56,221
Alphabet, Inc., Class A(a)	128	144,114
Altria Group, Inc.	972	47,968
Amazon.com, Inc.(a)	41	70,468

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock GA Dynamic Equity Fund (formerly known as BlackRock GA Enhanced Equity Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Anadarko Petroleum Corp.	529	$25,038
Anthem, Inc.	230	69,690
Apple, Inc.	537	89,378
Biogen, Inc.(a)	68	22,697
Charles Schwab Corp.	893	41,766
Charter Communications, Inc., Class A(a)	166	54,954
Citigroup, Inc.	444	28,620
Cloudera, Inc.(a)	1,586	21,411
Colgate-Palmolive Co.	882	57,048
Comcast Corp., Class A	2,163	79,101
CVS Health Corp.	1,020	66,861
DaVita, Inc.(a)	505	28,346
Dollar Tree, Inc.(a)	407	39,410
Domo, Inc., Class B(a)	73	1,971
Dover Corp.	357	31,355
DowDuPont, Inc.	488	26,259
Dropbox, Inc., Class A(a)	775	19,150
Edgewell Personal Care Co.(a)	399	15,741
Emerson Electric Co.	188	12,308
Equinix, Inc.	71	27,974
Equity Residential	300	21,768
Exxon Mobil Corp.	1,258	92,186
Facebook, Inc., Class A(a)	762	127,018
FleetCor Technologies, Inc.(a)	171	34,510
Gilead Sciences, Inc.	625	43,756
HCA Healthcare, Inc.	159	22,169
Johnson & Johnson	817	108,726
JPMorgan Chase & Co.	397	41,090
Liberty Broadband Corp., Class A(a)	287	24,329
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	615	24,465
Marathon Petroleum Corp.	451	29,883
Marsh & McLennan Cos., Inc.	510	44,977
Microsoft Corp.	691	72,161
Morgan Stanley	895	37,859
Newmont Mining Corp.	1,064	36,293
NextEra Energy Partners LP	389	15,622
NextEra Energy, Inc.	374	66,939
Pfizer, Inc.	1,476	62,656
Philip Morris International, Inc.	702	53,857
Procter & Gamble Co.	183	17,654
Pure Storage, Inc., Class A(a)	225	4,030
QUALCOMM, Inc.	538	26,642
Raytheon Co.	165	27,185
Sempra Energy	178	20,822

Security	Shares	Value

United States (continued)
St. Joe Co.(a)	58	$902
Starbucks Corp.	469	31,958
SunTrust Banks, Inc.	542	32,206
United Technologies Corp.	427	50,416
Verizon Communications, Inc.	633	34,853
Wells Fargo & Co.	1,742	85,201
Welltower, Inc.	68	5,269
Western Digital Corp.	595	26,769
Williams Cos., Inc.	3,186	85,799
Yum China Holdings, Inc.	79	2,880
Zynga, Inc., Class A(a)	4,200	18,816

		2,509,515

Total Common Stocks — 94.0% (Cost — $4,620,982)		4,736,320

Preferred Stock — 0.1%

Brazil — 0.1%
Itau Unibanco Holding SA, Preference Shares	450	4,785

Total Preferred Stocks — 0.1% (Cost — $4,046)		4,785

Total Long-Term Investments — 94.1% (Cost — $4,625,028)		4,741,105

Short-Term Securities — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(c)(d)	253,641	253,641

Total Short-Term Securities — 5.0% (Cost — $253,641)		253,641

Options Purchased — 0.0% (Cost — $779)		945

Total Investments Before Options Written — 99.1% (Cost — $4,879,448)		4,995,691

Options Written — (0.0)% (Premiums Received — $490)		(306)

Total Investments, Net of Options Written — 99.1% (Cost — $4,878,958)		4,995,385

Other Assets Less Liabilities — 0.9%		45,753

Net Assets — 100.0%		$5,041,138

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock GA Dynamic Equity Fund (formerly known as BlackRock GA Enhanced Equity Fund)

(d)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	134,892	118,749	253,641	$253,641	$782	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CVA	Certificaten Van Aandelen (Dutch Certificate)

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	2	03/15/19	$270	$8,445
Short Contracts:
Euro Stoxx 50 Index	3	03/15/19	108	(3,232)

				$5,213

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock GA Dynamic Equity Fund (formerly known as BlackRock GA Enhanced Equity Fund)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	155,000	USD	108,843	Citibank N.A.	04/15/19	$3,938
USD	81,293	HKD	635,000	Barclays Bank PLC	04/15/19	153
USD	259,589	JPY	27,766,254	Goldman Sachs International	04/15/19	3,193

						7,284

CHF	70,000	USD	71,457	UBS AG	04/15/19	(585)

						$6,699

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Schlumberger Ltd.	Credit Suisse International	229	01/17/20	USD	45.00	USD	10,124	$945

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Schlumberger Ltd.	Credit Suisse International	229	01/17/20	USD	33.00	USD	(10,124)	$(306)

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock GA Dynamic Equity Fund (formerly known as BlackRock GA Enhanced Equity Fund)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock GA Dynamic Equity Fund (formerly known as BlackRock GA Enhanced Equity Fund)

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$12,400	$—	$12,400
Belgium	—	27,047	—	27,047
Brazil	61,892	—	—	61,892
Canada	137,038	—	—	137,038
Chile	893	—	—	893
China	58,709	89,156	—	147,865
Czech Republic	—	4,190	—	4,190
France	16,380	187,109	—	203,489
Germany	—	128,947	—	128,947
Hong Kong	—	88,073	—	88,073
Indonesia	—	3,641	—	3,641
Italy	9,937	34,134	—	44,071
Japan	—	666,724	—	666,724
Netherlands	—	208,978	—	208,978
Portugal	—	9,262	—	9,262
Singapore	—	49,492	—	49,492
South Korea	—	58,262	—	58,262
Spain	—	39,170	—	39,170
Switzerland	—	75,501	—	75,501
Taiwan	—	76,291	—	76,291
Thailand	10,273	9,140	—	19,413
United Arab Emirates	—	26,845	—	26,845
United Kingdom	24,551	112,770	—	137,321
United States	2,509,515	—	—	2,509,515
Preferred Stock	4,785	—	—	4,785
Short-Term Securities	253,641	—	—	253,641
Options Purchased:
Equity contracts	—	945	—	945

	$3,087,614	$1,908,077	$—	$4,995,691

Derivative Financial Instruments (a)
Assets:
Equity contracts	$8,445	$—	$—	$8,445
Foreign currency exchange contracts	—	7,284	—	7,284
Liabilities:
Equity contracts	(3,232)	(306)	—	(3,538)
Foreign currency exchange contracts	—	(585)	—	(585)

	$5,213	$6,393	$—	$11,606

(a)

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts, and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended January 31, 2019, there were no transfers between levels.

7

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 22, 2019